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                            UAM Funds Trust
                                             Funds for the Informed Investor/sm/

                          FMA Small Company Portfolio

                          Institutional Class Shares

Supplement dated May 30, 2001 to the Statement of Additional Information dated March 1, 2001

    The first sentence in the section titled "Investment Advisory and Other Services--Investment Adviser" is hereby deleted and replaced by the following:

        Fiduciary Management Associates Inc., a Delaware corporation located at 55 Monroe Street, Suite 2550, Chicago, Illinois 60603, is the investment adviser to the Fund.

    The section entitled "Investment Advisory and Other Services--Code of Ethics" is hereby deleted and replaced by the following:

        The Company, FDI and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permits investment personnel to purchase and sell securities for their personal accounts, including (except for the Adviser) securities purchased and held by the Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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